Statements of Operations - USD ($)		3 Months Ended	6 Months Ended	9 Months Ended
		Sep. 30, 2022	Dec. 31, 2022	Sep. 30, 2023
Income Statement [Abstract]
Formation and operating costs		$ (57,522)	$ (81,326)	$ (5,257)
NET LOSS		$ (57,522)	$ (81,326)	$ (5,257)
Basic weighted average shares outstanding	[1]	1,500,000	1,500,000	1,500,000
Diluted weighted average shares outstanding	[1]	1,500,000	1,500,000	1,500,000
Basic net loss per share		$ (0.04)	$ (0.05)	$ (0.00)
Diluted net loss per share		$ (0.04)	$ (0.05)	$ (0.00)

[1]	Excludes up to an aggregate of 225,000 ordinary shares subject to forfeiture to the extent that the underwriters’ over-allotment option is not exercised in full or in part.